Submission	Nov. 27, 2024
Submission [Line Items]
Central Index Key	0001389050
Registrant Name	Archrock, Inc.
Registration File Number	333-267523
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES